INCOME TAX MATTERS	6 Months Ended
Jun. 30, 2026
Income Tax Matters
INCOME TAX MATTERS

10.	INCOME TAX MATTERS

Each of the entities included in Codere Online file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated statement of operations date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Income tax benefit/(expense)

The breakdown of the income tax benefit/(expense) from continuing operations for the six months ended June 30, 2026 is as follows:

	06/30/2026	06/30/2025
Current income tax expense	(2,076)	(988)
Deferred income tax Benefit/(expense) relating to origination and reversal of temporary differences	788	(281)
Income tax expense recognized in the income/(loss) statement	(1,288)	(1,270)

Deferred taxes

Deferred taxes consist of:

	06/30/2026	12/31/2025
Deferred tax asset	11,855	10,940
Deferred tax liability	(1,286)	(1,265)

The deferred tax assets as of June 30, 2026 and December 31, 2025, primarily relate to tax loss carryforwards and share-based payments.

As shown in the table below, Codere Online has generated net losses which can be offset against future taxable profits. For Spain, there is no limit to utilize these losses in time. In all other jurisdictions mentioned, the carry forward period is measured from the year in which the loss was incurred and is limited to 10 years in Mexico (Article 57 LISR), 12 years in Colombia (Article 147 of the Colombian Tax Code), and 17 years in Luxembourg (Article 114 LIR).

Entity	Total as of 06/30/2026	Total as of 12/31/2025
SEJO	20,577	20,523
LIFO AenP (Mexico)	25,256	22,774
Codere Online Colombia	5,657	5,692
Codere Online Luxembourg	249,308	249,308